ORGANIZATION (Details) $ in Thousands, ¥ in Millions		2 Months Ended		12 Months Ended
	Jul. 27, 2018	Mar. 15, 2024 CNY (¥)	Mar. 15, 2024 USD ($)	Dec. 31, 2024 subsidiary	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
ORGANIZATION.
Amount transferred from PRC subsidiaries to the VIE by loans or by capital support		¥ 0.2	$ 22		¥ 11.1	¥ 115.5
Amount transferred from VIE to PRC subsidiaries		¥ 0.0	$ 0		¥ 0.6	¥ 104.1
Luckin BVI
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in subsidiaries				100.00%
Luckin International BVI
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in subsidiaries				100.00%
First Ray Cayman
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in subsidiaries				100.00%
First Ray BVI
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in subsidiaries				100.00%
1st Ray International
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in subsidiaries				100.00%
Luckin Singapore Holding
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in subsidiaries				100.00%
Luckin Singapore
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in subsidiaries				100.00%
Luckin HK
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in subsidiaries				100.00%
Luckin Trading HK
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in subsidiaries				100.00%
Luckin Roasting
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in subsidiaries				100.00%
Luckin Roastery
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in subsidiaries				100.00%
Luckin HK Operation
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in subsidiaries				100.00%
Beijing WFOE
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in subsidiaries				100.00%
Luckin TJ
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in subsidiaries				100.00%
Luckin China
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in subsidiaries				100.00%
Luckin Coffee Roasting (Tianjin) Co., Ltd.
ORGANIZATION.
Number of subsidiaries				1
Luckin Coffee Roasting (Pingnan) Co., Ltd
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in subsidiaries				100.00%
Luckin Coffee Food (Jiangsu) Co., Ltd
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in subsidiaries				100.00%
Luckin coffee
ORGANIZATION.
Number of subsidiaries				68
Luckin China | Beijing WFOE
ORGANIZATION.
Percentage of equity interest in subsidiaries transferred	100.00%
Beijing WFOE and VIE
ORGANIZATION.
Percentage fees to be paid from the consolidated net profits				100.00%